Statements of Operations and Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Premiums ceded	$ 12,782	$ 15,510	$ 32,920
Contract charges, reinsurance ceded	10,971	11,591	26,401
Contract benefits ceded	14,898	10,728	16,258
Interest credited ceded	$ 5,158	$ 5,468	$ 6,032